Other liabilities - Changes in the provision for legal claims (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Disposal of subsidiaries	$ (1,177)
Legal proceedings provision
Disclosure of other provisions [line items]
Balances at the beginning of the year	11,846	$ 5,183
Accrual of the year	5,674	10,789
Use of the provision	(2,319)	(2,294)
Translation differences and inflation adjustment	(888)	(1,832)
Balances at the end of year	$ 13,136	$ 11,846